EARNINGS PER SHARE (Schedule of computation of basic and diluted income (loss) per share) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Earnings Per Share [Abstract]
Net income (loss) available to holders of ordinary shares	$ 8,236	$ 4,056
Weighted average number of shares	85,632,241	84,359,762
Add – RSUs and stock options	2,120,922	792,872
Denominator for diluted income (loss) per share - adjusted	87,753,163	85,152,634